WARRANTS (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Warrants Details 1
Weighted average exercise price of warrants granted	$ 0.16	$ 0.30
Weighted average fair value of warrants granted	$ 0.16	$ 0.30